Acquisitions and Divestitures Primal Nutrition Purchase Price Allocation to Identifiable Intangible Assets Acquired (Details) - Primal Nutrition $ in Millions	9 Months Ended
Sep. 28, 2019 USD ($)
Business Acquisition [Line Items]
Identifiable intangible assets	$ 66.0
Trademarks
Business Acquisition [Line Items]
Identifiable intangible assets	$ 52.5
Definite-lived intangible asset, weighted average life	15 years
Customer-related assets
Business Acquisition [Line Items]
Identifiable intangible assets	$ 13.5
Definite-lived intangible asset, weighted average life	20 years